Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Current assets
Cash	$ 106,410	$ 173,537	$ 994,830
Prepayment			3,815
Total Current Assets	106,410	173,537	998,645
Deposit		3,815	3,815
Total Assets	106,410	177,352	1,002,460
Liabilities and Equity
Accounts Payable		18,370
Accrued expenses	79,160	38,100
Other payable			300,000
Due to related party	950,000	6,500,000	22,517
Due to shareholder			46,586
Total Liabilities	1,029,160	6,556,470	369,103
Commitments and Contingencies
Stockholders' equity (deficit)
Common Stock 360,000,000 authorized at $0.001 par value; shares issued and outstanding 213,746,647 and 210,821,647 at March 31, 2017 and September 30, 2016	213,747	210,822	166,274
Additional paid-in capital	10,583,912	4,733,461	1,132,685
Subscription receivable			(350,000)
Accumulated deficit	(11,720,409)	(11,323,401)	(315,602)
Total equity (deficit)	(922,750)	(6,379,118)	633,357
Total liabilities and equity (deficit)	$ 106,410	$ 177,352	$ 1,002,460